Income taxes - Changes in deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	$ 19,105	$ 11,720
Deferred tax asset	2,593	5,528
Balance sheet netting	(16,129)	(14,754)
Balance sheet netting	16,129	14,754
Net deferred tax assets	2,593	5,528
Net deferred tax liability	(299,333)	(200,805)
Depreciation and amortization
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of period	(189,374)	(8,004)
Recognized in profit or loss	12,756	(17,827)
Acquired in business combination	(97,848)	(163,543)
Held for sale	13,691
Net balance at end of period	(260,775)	(189,374)
Deferred tax liability	(260,775)	(189,374)
Accrued & prepaid expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of period	303	(7,681)
Recognized in profit or loss	(916)	7,984
Acquired in business combination	566
Net balance at end of period	(47)	303
Deferred tax asset		303
Deferred tax liability	(47)
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of period	(26,185)	(7,552)
Recognized in profit or loss	(28,372)	(18,633)
Acquired in business combination	(387)
Held for sale	304
Net balance at end of period	(54,640)	(26,185)
Deferred tax liability	(54,640)	(26,185)
Tax loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of period	19,979	3,223
Recognized in profit or loss	(2,573)	16,756
Acquired in business combination	1,316
Net balance at end of period	18,722	19,979
Deferred tax asset	18,722	19,979
Tax asset (liability) before netting
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of period	(195,277)	(20,014)
Recognized in profit or loss	(19,105)	(11,720)
Acquired in business combination	(96,353)	(163,543)
Held for sale	13,995
Net balance at end of period	(296,740)	(195,277)
Deferred tax asset	18,722	20,282
Deferred tax liability	$ (315,462)	$ (215,559)